CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
REVENUE	$ 2,006
OPERATING EXPENSES
General and administrative expenses	63,852	55,904	163,684	370,726
LOSS FROM OPERATIONS	(61,846)	(55,904)	(163,684)	(370,726)
OTHER INCOME (EXPENSE)
Interest expense	(69,998)	(154,108)	(355,348)	(497,155)
Total other income (expense)	(69,998)	(154,108)	(355,348)	(497,155)
NET LOSS	$ (131,844)	$ (210,012)	$ (519,032)	$ (867,881)
NET LOSS PER COMMON SHARE - Basic and fully diluted (in dollars per share)	$ (0.02)	$ (0.06)	$ (0.10)	$ (0.41)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING: Basic and fully diluted (in shares)	6,854,722	3,580,354	5,262,147	2,140,377